DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 10.5%
Aurizon Holdings Ltd.	716,374	$1,831,841
BHP Group Ltd.	1,402,074	39,024,397
Coles Group Ltd.	520,404	6,264,759
Fortescue Metals Group Ltd.	659,478	8,327,778
Medibank Pvt Ltd.	1,072,637	2,728,135
Mineral Resources Ltd. (a)	66,219	2,904,011
Rio Tinto Ltd.	144,551	9,364,663
Wesfarmers Ltd.	446,068	14,375,751
Woodside Energy Group Ltd.	370,747	8,705,174

(Cost $101,056,063)		93,526,509

Austria - 0.3%
OMV AG
(Cost $3,013,693)	57,389	2,324,459

Belgium - 0.3%
Ageas SA/NV
(Cost $3,145,954)	63,251	2,575,247

Chile - 0.2%
Antofagasta PLC
(Cost $2,791,472)	153,629	1,968,178

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	1,234	2,896,345
A.P. Moller - Maersk A/S, Class B	1,959	4,702,628

(Cost $9,166,897)		7,598,973

Finland - 1.6%
Elisa OYJ	55,218	2,957,233
Kesko OYJ, Class B	106,031	2,236,877
Orion OYJ, Class B	41,270	1,874,512
UPM-Kymmene OYJ	208,743	7,113,564

(Cost $14,331,466)		14,182,186

France - 7.9%
AXA SA	734,705	17,379,863
Bouygues SA	89,416	2,634,430
Danone SA	252,483	13,331,465
Sanofi	446,131	36,866,531

(Cost $81,050,029)		70,212,289

Germany - 6.8%
Allianz SE	159,443	27,028,082
BASF SE	361,145	15,277,695
Covestro AG, 144A	75,291	2,280,351
Deutsche Post AG	386,006	14,126,661
Evonik Industries AG	81,928	1,531,907

(Cost $78,603,711)		60,244,696

Hong Kong - 3.5%
CK Infrastructure Holdings Ltd.	247,378	1,506,548
CLP Holdings Ltd.	645,342	5,566,376
Hang Lung Properties Ltd.	796,433	1,327,245
Henderson Land Development Co. Ltd.	568,940	1,906,409
HKT Trust & HKT Ltd. (b)	1,473,931	1,979,301
Power Assets Holdings Ltd.	540,579	3,237,062
Sino Land Co. Ltd.	1,333,804	1,954,267
SITC International Holdings Co. Ltd.	522,630	1,331,737
Sun Hung Kai Properties Ltd.	568,709	6,687,838
Swire Properties Ltd.	461,857	1,067,428
Wharf Real Estate Investment Co. Ltd.	655,282	2,988,858
Xinyi Glass Holdings Ltd.	705,931	1,309,536

(Cost $34,667,083)		30,862,605

Israel - 0.7%
Bank Leumi Le-Israel BM
(Cost $5,909,004)	600,886	6,387,389

Italy - 3.6%
Assicurazioni Generali SpA	430,806	6,342,005
Enel SpA	3,201,393	15,115,571
FinecoBank Banca Fineco SpA	237,795	2,586,026
Snam SpA	785,145	3,739,085
Terna - Rete Elettrica Nazionale	548,449	3,915,600

(Cost $46,534,297)		31,698,287

Japan - 14.9%
Aisin Corp.	57,300	1,717,450
Asahi Kasei Corp.	490,374	3,618,774
Bridgestone Corp.	223,600	8,634,307
Concordia Financial Group Ltd.	432,700	1,379,646
Daiwa House Industry Co. Ltd.	234,671	5,308,770
Honda Motor Co. Ltd.	638,000	17,139,131
Iida Group Holdings Co. Ltd.	58,700	898,973
Japan Tobacco, Inc.	470,900	8,016,765
Kajima Corp.	165,200	1,750,614
Kirin Holdings Co. Ltd.	319,900	5,294,936
Mitsui & Co. Ltd.	546,700	12,880,232
Mitsui Chemicals, Inc.	72,400	1,642,546
Mitsui OSK Lines Ltd. (c)	134,300	3,540,967
MS&AD Insurance Group Holdings, Inc. (c)	174,300	5,231,829
Nippon Steel Corp.	316,100	5,035,938
Nippon Yusen KK (c)	63,200	4,873,637
Obayashi Corp.	253,400	1,765,803
Sekisui House Ltd.	241,024	4,127,617
SoftBank Corp.	1,123,600	12,397,087
Sompo Holdings, Inc.	122,800	5,291,141
T&D Holdings, Inc.	207,724	2,279,157
Taisei Corp.	70,400	2,150,723
Tokio Marine Holdings, Inc.	239,276	13,449,512
Tosoh Corp.	102,420	1,335,062
Yamaha Motor Co. Ltd.	117,200	2,450,949

(Cost $135,974,529)		132,211,566

Netherlands - 3.1%
Koninklijke Ahold Delhaize NV	407,281	11,221,436
NN Group NV	111,525	4,594,539
Stellantis NV	863,374	11,593,487

(Cost $29,143,717)		27,409,462

New Zealand - 0.3%
Spark New Zealand Ltd.
(Cost $2,120,621)	727,929	2,418,910

Norway - 1.7%
Aker BP ASA	123,268	4,318,786
Gjensidige Forsikring ASA	77,654	1,580,600
Norsk Hydro ASA	524,053	3,617,200

Orkla ASA	293,106	2,463,778
Yara International ASA	64,585	2,742,413

(Cost $16,212,844)		14,722,777

Portugal - 0.3%
Jeronimo Martins SGPS SA
(Cost $2,264,946)	110,421	2,453,848

Singapore - 3.2%
Oversea-Chinese Banking Corp. Ltd.	1,326,107	11,492,103
Singapore Exchange Ltd.	335,250	2,280,498
Singapore Technologies Engineering Ltd.	617,200	1,650,173
United Overseas Bank Ltd.	461,400	9,038,823
Venture Corp. Ltd.	109,600	1,436,875
Wilmar International Ltd.	749,500	2,170,439

(Cost $26,999,679)		28,068,911

Spain - 3.5%
Enagas SA	96,908	1,772,540
Endesa SA	123,688	2,126,804
Iberdrola SA	2,324,423	24,273,108
Red Electrica Corp. SA	158,171	2,900,256

(Cost $33,598,182)		31,072,708

Sweden - 1.4%
Atlas Copco AB, Class B	605,943	5,557,244
Boliden AB	109,234	3,529,245
Securitas AB, Class B (c)	121,549	1,069,944
Tele2 AB, Class B	220,370	2,354,316

(Cost $15,007,263)		12,510,749

Switzerland - 11.1%
Adecco Group AG	62,901	2,001,205
Baloise Holding AG	17,867	2,588,651
Holcim AG	215,913	9,632,514
Novartis AG	539,788	43,765,997
Swiss Re AG	117,450	9,167,827
Swisscom AG	10,112	5,244,832
Zurich Insurance Group AG	59,154	26,311,544

(Cost $104,272,428)		98,712,570

United Kingdom - 23.4%
Admiral Group PLC	70,012	1,728,708
Anglo American PLC	499,090	16,162,032
BAE Systems PLC	1,237,800	11,179,645
British American Tobacco PLC	844,250	33,906,490
GSK PLC	1,587,251	25,476,498
Haleon PLC *	1,975,108	5,948,985
Imperial Brands PLC	351,529	7,757,431
Kingfisher PLC	798,098	2,155,437
National Grid PLC	1,433,602	17,982,549
Persimmon PLC	124,398	2,136,504
Rio Tinto PLC	438,539	24,345,659
Schroders PLC	48,585	1,519,621
St James’s Place PLC	210,752	2,714,709
Tesco PLC	2,971,512	8,599,182
Unilever PLC	999,476	45,653,202

(Cost $234,655,949)		207,266,652

TOTAL COMMON STOCKS (Cost $980,519,827)		878,428,971

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e) (Cost $8,742,984)	8,742,984	8,742,984

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d) (Cost $297,800)	297,800	297,800

TOTAL INVESTMENTS - 100.1% (Cost $989,560,611)		$887,469,755
Other assets and liabilities, net - (0.1%)		(446,951)

NET ASSETS - 100.0%		$887,022,804

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (d)(e)
5,263,643	3,479,341 (f)	—	—	—	30,514	—	8,742,984	8,742,984
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.24% (d)
2,365,904	30,113,570	(32,181,674)	—	—	4,355	—	297,800	297,800

7,629,547	33,592,911	(32,181,674)	—	—	34,869	—	9,040,784	9,040,784

*	Non-income producing security.
(a)	Company declared its annual dividend during the 12-month period ended August 31, 2022, the scheduled payment date was subsequent to August 31, 2022.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $11,220,437, which is 1.3% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,088,840.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$165,675,656	18.9%
Materials	159,453,926	18.2
Consumer Staples	155,319,595	17.7
Health Care	107,983,537	12.3
Utilities	82,135,499	9.3
Industrials	77,253,364	8.8
Consumer Discretionary	65,229,605	7.4
Communication Services	27,351,680	3.1
Real Estate	21,240,815	2.4
Energy	15,348,419	1.7
Information Technology	1,436,875	0.2

Total	$878,428,971	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation †
EURO CAC40 10 Futures	EUR	34	$2,255,359	$2,093,717	9/16/2022	$(161,642)
EURO STOXX 50 Futures	EUR	17	612,493	601,721	9/16/2022	(10,772)
FTSE 100 Index Futures	GBP	16	1,363,199	1,356,758	9/16/2022	(6,441)
MSCI EAFE Futures	USD	44	4,191,155	4,019,620	9/16/2022	(171,535)

Total unrealized depreciation						$(350,390)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$878,428,971	$—	$—	$878,428,971
Short-Term Investments (a)	9,040,784	—	—	9,040,784

TOTAL	$887,469,755	$—	$—	$887,469,755

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(350,390)	$—	$—	$(350,390)

TOTAL	$(350,390)	$—	$—	$(350,390)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)